Grupo Santander - Acquisition of Banco Santander Mexico (Details) - Banco Santander México, S.A., Institución de Banca Múltiple, Grupo Financiero Santander México € in Millions				1 Months Ended
	Mar. 26, 2021	Jul. 23, 2019 EUR (€) shares	Apr. 12, 2019 shares	Dec. 10, 2021 EUR (€)
Disclosure of detailed information about business combination [line items]
Percentage of ownership interest not held by entity	8.30%		25.00%
New shares issuable per acquiree share (in shares) | shares			0.337
ADS exchange ratio (in shares) | shares			1.685
Share capital contributed (as a percent)		2.35%	16.69%	4.50%
Proportion of ownership interest in entity			91.65%	96.20%
Number of instruments or interests issued or issuable (in shares) | shares		381,540,640
Increase in capital		€ 191
Increase in issue premium		1,491
Decrease in reserves		670		€ 41
Decrease in minority interests		€ 1,012		€ 294